OTHER LIABILITIES	12 Months Ended
Dec. 31, 2025
OTHER LIABILITIES
OTHER LIABILITIES

	12.31.2024	12.31.2023
Reduction of the Company's capital	38,721	—
Surplus from post-employment benefit plans (Note 31.)	728,559	1,077,083
Liabilities with ANATEL(1)	1,039,492	929,520
Third-party withholdings(2)	218,244	205,315
Liabilities with related parties (Note 29.)	133,928	5,671
Obligations to customers – refund	126,867	124,533
Other liabilities	74,660	43,558
Total	2,360,471	2,385,680

Current	716,984	509,495
Non-current	1,643,487	1,876,185

(1)Includes the cost of renewing STFC and SMP licenses and SMP licenses and the extension of the authorization to use radio frequencies for the exploitation of SMP (Note 14.e.).
(2)This refers to payroll withholdings and taxes withheld from pay-outs of interest on equity and on provision of services.